Loss (Earnings) Per Share - Summary of Basic and Diluted (Loss) Earnings Per Share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares
Denominator:
Weighted average number of ordinary shares outstanding	726,018,244	726,018,244	613,673,576	397,153,121
(Loss) Earnings per share-basic | (per share)	¥ 0.44	$ 0.07	¥ (0.46)	¥ (0.44)
Denominator:
Weighted average number of ordinary shares outstanding	726,018,244	726,018,244	613,673,576	397,153,121
Denominator used for (loss) earnings per share	729,015,250	729,015,250	613,673,576	397,153,121
(Loss) Earnings per share-diluted | (per share)	¥ 0.43	$ 0.07	¥ (0.46)	¥ (0.44)
Ordinary Shares
Numerator:
Allocation of net (loss) income available to ordinary shareholders | ¥				¥ (174,443)
Denominator:
Weighted average number of ordinary shares outstanding				397,153,121
(Loss) Earnings per share-basic | ¥ / shares				¥ (0.44)
Numerator:
Allocation of net (loss) income available to ordinary shareholders | ¥				¥ (174,443)
Net (loss) income available to ordinary shareholders | ¥				¥ (174,443)
Denominator:
Weighted average number of ordinary shares outstanding				397,153,121
Denominator used for (loss) earnings per share				397,153,121
(Loss) Earnings per share-diluted | ¥ / shares				¥ (0.44)
Class A
Numerator:
Allocation of net (loss) income available to ordinary shareholders	¥ 153,692	$ 24,118	¥ (105,403)
Denominator:
Weighted average number of ordinary shares outstanding	352,642,396	352,642,396	228,284,218
(Loss) Earnings per share-basic | (per share)	¥ 0.44	$ 0.07	¥ (0.46)
Numerator:
Allocation of net (loss) income available to ordinary shareholders	¥ 153,692	$ 24,118	¥ (105,403)
Reallocation of net (loss) income available to ordinary shares as a result of conversion of Class B to Class A ordinary shares	162,728	25,535	(177,942)
Net (loss) income available to ordinary shareholders	¥ 316,420	$ 49,653	¥ (283,345)
Denominator:
Weighted average number of ordinary shares outstanding	352,642,396	352,642,396	228,284,218
Share-based awards	1,705,149	1,705,149
Conversion of Class B including potential ordinary shares to Class A ordinary share	374,667,705	374,667,705	385,389,358
Denominator used for (loss) earnings per share	729,015,250	729,015,250	613,673,576
(Loss) Earnings per share-diluted | (per share)	¥ 0.43	$ 0.07	¥ (0.46)
Class B
Numerator:
Allocation of net (loss) income available to ordinary shareholders	¥ 162,728	$ 25,535	¥ (177,942)
Denominator:
Weighted average number of ordinary shares outstanding	373,375,848	373,375,848	385,389,358
(Loss) Earnings per share-basic | (per share)	¥ 0.44	$ 0.07	¥ (0.46)
Numerator:
Allocation of net (loss) income available to ordinary shareholders	¥ 162,728	$ 25,535	¥ (177,942)
Reallocation of net (loss) income to Class B ordinary shares	(108)	(17)
Net (loss) income available to ordinary shareholders	¥ 162,620	$ 25,518	¥ (177,942)
Denominator:
Weighted average number of ordinary shares outstanding	373,375,848	373,375,848	385,389,358
Share-based awards	1,291,857	1,291,857
Denominator used for (loss) earnings per share	374,667,705	374,667,705	385,389,358
(Loss) Earnings per share-diluted | (per share)	¥ 0.43	$ 0.07	¥ (0.46)